VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—0.8%
U.S. Treasury Bonds
4.625%, 2/15/55(2)	$750	$680
4.750%, 5/15/55(2)	2,325	2,150
Total U.S. Government Securities (Identified Cost $3,044)		2,830

Foreign Government Securities—6.2%
Arab Republic of Egypt
144A 8.625%, 2/4/30(3)	108	115
144A 5.875%, 2/16/31(3)	48	46
144A 7.053%, 1/15/32(3)	92	92
144A 6.875%, 4/30/40(3)	60	56
144A 8.500%, 1/31/47(3)	270	259
144A 8.750%, 9/30/51(3)	101	97
Benin Government International Bond 144A 7.960%, 2/13/38(3)	92	97
Bolivarian Republic of Venezuela RegS 8.250%, 10/13/24(4)(5)	85	42
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	3,250 BRL	581
Series F 10.000%, 1/1/31	3,440 BRL	575
Bulgaria Government International Bond RegS 5.000%, 3/5/37(5)	46	44
Costa Rica Government
144A 6.550%, 4/3/34(3)	43	45
144A 7.300%, 11/13/54(3)	62	67
Czech Republic Government Bond 1.750%, 6/23/32	20,590 CZK	844
	Par Value(1)	Value

Foreign Government Securities—continued
Dominican Republic
144A 4.875%, 9/23/32(3)	$57	$54
144A 5.875%, 10/28/35(3)	134	130
144A 6.950%, 3/15/37(3)	157	163
RegS 6.950%, 3/15/37(5)	295	306
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(3)	133	133
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(4)	41	44
Federative Republic of Brazil
6.000%, 10/20/33	316	315
6.625%, 3/15/35	195	197
6.250%, 5/22/36	229	222
Hungary Government Bond 2.250%, 4/20/33	110,000 HUF	287
Hungary Government International Bond
144A 5.500%, 6/16/34(3)	32	32
144A 6.000%, 9/26/35(3)	289	295
144A 5.500%, 3/26/36(3)	313	308
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	60	60
Kingdom of Bahrain
144A 7.375%, 5/14/30(3)	129	129
144A 5.625%, 5/18/34(3)	81	72
144A 7.125%, 6/10/36(3)	211	202
144A 6.625%, 10/6/37(3)	76	69
144A 7.100%, 2/3/38(3)	181	170
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Kuwait International Bond 144A 5.157%, 7/29/31(3)	$250	$250
Lebanon Government International Bond RegS 6.100%, 10/4/22(4)(5)	380	105
Malaysia Government Bond
2.632%, 4/15/31	3,630 MYR	864
4.642%, 11/7/33	1,110 MYR	290
Mex Bonos Desarr
8.500%, 5/31/29	9,050 MXN	541
7.500%, 5/26/33	5,270 MXN	287
7.750%, 11/13/42	7,000 MXN	345
Oman Government International Bond
144A 6.250%, 1/25/31(3)	197	205
144A 6.500%, 3/8/47(3)	322	327
Republic of Angola
144A 8.000%, 11/26/29(3)	119	122
144A 8.750%, 4/14/32(3)	96	98
144A 9.875%, 10/15/35(3)	179	189
Republic of Argentina
0.750%, 7/9/30(6)	250	217
4.125%, 7/9/35(6)	110	83
3.500%, 7/9/41(6)	98	69
4.125%, 7/9/46(6)	383	272
Republic of Cameroon RegS 8.875%, 1/30/33(5)	200	197
Republic of Chile
4.950%, 1/5/36	395	382
3.100%, 5/7/41	76	56
5.330%, 1/5/54	47	43
Republic of Colombia
7.375%, 4/25/30	62	65
7.500%, 2/2/34	459	481
7.750%, 11/7/36	56	59
8.750%, 11/14/53	39	44
Republic of Congo RegS 9.500%, 5/26/36(5)	200	194
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Ecuador
144A 9.250%, 1/29/39(3)	$200	$202
RegS 6.900%, 7/31/35(5)(6)	363	332
RegS 5.500%, 7/31/40(5)(6)	105	86
Republic of El Salvador RegS 7.625%, 2/1/41(5)	52	52
Republic of Gabon 144A 6.625%, 2/6/31(3)	157	137
Republic of Ghana RegS 5.000%, 7/3/35(5)(6)	78	73
Republic of Guatemala RegS 6.250%, 8/15/36(5)	69	71
Republic of Indonesia
2.850%, 2/14/30	89	83
5.600%, 1/15/35	178	178
4.950%, 2/21/36	105	99
5.690%, 5/29/36	101	101
5.100%, 2/10/54	141	121
3.200%, 9/23/61	84	48
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	200	198
Republic of Kazakhstan
144A 4.412%, 10/28/30(3)	73	72
144A 5.500%, 7/1/37(3)	179	179
Republic of Kenya
144A 7.875%, 2/26/34(3)	103	102
144A 8.700%, 2/26/39(3)	120	118
Republic of Nigeria
144A 9.625%, 6/9/31(3)	73	82
144A 7.375%, 9/28/33(3)	66	67
144A 10.375%, 12/9/34(3)	152	181
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 9.130%, 1/13/46(3)	$93	$102
Republic of Panama
3.875%, 3/17/28	85	83
5.227%, 2/23/34	50	48
6.700%, 1/26/36	54	57
8.000%, 3/1/38	199	228
Republic of Peru
3.000%, 1/15/34	109	93
5.375%, 2/8/35	246	243
Republic of Philippines
5.325%, 6/24/36	147	144
3.700%, 3/1/41	219	171
Republic of Poland
5.750%, 11/16/32	87	90
4.875%, 10/4/33	153	149
5.375%, 2/12/35	100	99
5.375%, 4/14/36	104	102
5.500%, 4/4/53	35	31
Republic of Serbia
144A 6.000%, 6/12/34(3)	56	56
144A 5.500%, 5/6/36(3)	208	199
Republic of South Africa
5.375%, 7/24/44	54	45
5.650%, 9/27/47	196	163
8.750%, 2/28/48	19,800 ZAR	1,165
144A 7.100%, 11/19/36(3)	40	43
144A 6.125%, 12/11/37(3)	178	174
144A 7.950%, 11/19/54(3)	252	267
Republic of Sri Lanka 144A 3.600%, 6/15/35(3)(6)	246	203
Republic of Turkiye
9.125%, 7/13/30	262	286
6.375%, 5/22/31	59	58
7.125%, 2/12/32	44	45
7.250%, 5/29/32	44	45
6.300%, 3/14/33	43	42
7.625%, 5/15/34	384	397
6.625%, 2/17/45	178	159
5.750%, 5/11/47	73	58
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	61	60
	Par Value(1)	Value

Foreign Government Securities—continued
Republica Orient Uruguay
5.100%, 6/18/50	$141	$125
4.975%, 4/20/55	68	58
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	273	275
144A 5.750%, 9/16/30(3)	86	86
144A 7.125%, 1/17/33(3)	137	143
144A 6.375%, 1/30/34(3)	88	88
144A 5.750%, 7/4/36(3)	75	71
Saudi International Bond
144A 4.875%, 7/18/33(3)	193	189
144A 4.875%, 1/12/36(3)	156	150
144A 4.500%, 10/26/46(3)	336	265
144A 3.750%, 1/21/55(3)	250	165
Suriname Government International Bond 144A 8.500%, 11/6/35(3)	111	120
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(3)	2	2
Ukraine Government Bond
144A 4.500%, 2/1/29(3)(6)	64	55
144A 0.000%, 2/1/30(3)(6)	3	2
144A 4.000%, 2/1/32(3)(6)	162	133
144A 4.500%, 2/1/35(3)(6)	18	12
144A 0.000%, 2/1/36(3)(6)	27	16
144A 4.500%, 2/1/36(3)(6)	4	3
RegS 0.000%, 2/1/30(5)(6)	8	5
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 4.000%, 2/1/32(5)(6)	$255	$209
RegS 0.000%, 2/1/34(5)(6)	— (7)	— (7)
RegS 0.000%, 2/1/35(5)(6)	255	148
RegS 4.500%, 2/1/36(5)(6)	7	5
United Mexican States
5.850%, 7/2/32	150	151
3.500%, 2/12/34	242	204
6.250%, 8/27/37	243	238
6.338%, 5/4/53	205	184
6.400%, 5/7/54	76	69
3.771%, 5/24/61	95	54
Uzbekistan International Bond
144A 3.700%, 11/25/30(3)	34	31
144A 6.900%, 2/28/32(3)	152	160
Total Foreign Government Securities (Identified Cost $23,038)		23,036

Mortgage-Backed Securities—9.1%
Agency—4.2%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	715	679
Pool #SD8350 6.000%, 8/1/53	315	320
Pool #SD8492 5.000%, 1/1/55(2)	3,270	3,157
Pool #SD8494 5.500%, 1/1/55(2)	1,563	1,553
Pool #SL0019 5.500%, 1/1/55(2)	1,898	1,879
Pool #SL0627 6.000%, 10/1/54	934	944
Pool #SL1127 6.000%, 12/1/54	1,143	1,156
Pool #SL4455 4.500%, 3/1/56	747	702
	Par Value(1)	Value

Agency—continued
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	$801	$684
Pool #CB6857 4.500%, 8/1/53	330	312
Pool #FA0685 6.000%, 1/1/55	261	264
Pool #FA1728 6.000%, 10/1/53(2)	1,034	1,051
Pool #FS4438 5.000%, 11/1/52	672	654
Pool #FS7751 4.000%, 3/1/53(2)	1,224	1,121
Pool #FS8791 6.000%, 8/1/54	382	386
Pool #MA4805 4.500%, 11/1/52	712	673
		15,535

Non-Agency—4.9%
A&D Mortgage Trust 2025-NQM2, A1 144A 5.790%, 6/25/70(3)(8)	265	265
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(8)	128	123
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.382%, 6/15/40(3)(8)	435	437
AMSR Trust 2021-SFR3, D 144A 2.177%, 10/17/38(3)	260	259
Angel Oak Mortgage Trust
2022-5, A1 144A 5.500%, 5/25/67(3)(8)	365	364
2023-1, A1 144A 4.750%, 9/26/67(3)(8)	295	295
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(8)	151	146
2019-2, A1 144A 3.347%, 4/25/49(3)(8)	60	58
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.937%, 7/15/37(3)(8)	$375	$368
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	210	211
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.031%, 3/15/41(3)(8)	266	267
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(3)(8)	315	296
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.182%, 3/15/30(3)(8)	260	260
CENT 2025-CITY, A 144A 5.091%, 7/10/40(3)(8)	325	322
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(3)(8)	178	164
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(8)	293	272
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(8)	56	56
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	400	371
2022-1, A 144A 4.744%, 6/17/55(3)(8)	141	142
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(8)	244	218
	Par Value(1)	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(3)(8)	$183	$168
2026-INV3, A1 144A 5.473%, 6/25/71(3)(8)	223	221
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(8)	9	9
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(3)(8)	317	317
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(3)(8)	470	468
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(3)(8)	150	150
Hudson Yards Mortgage Trust
2025-SPRL, A 144A 5.649%, 1/13/40(3)(8)	370	373
2026-10HY, A 144A 5.255%, 12/10/39(3)(8)	350	346
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(3)(8)	292	291
IRV Trust 2025-200P, B 144A 5.621%, 3/14/47(3)(8)	130	127
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(3)(8)	430	431
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.436%, 10/25/29(3)(8)	205	199
2017-3, 2A2 144A 2.500%, 8/25/47(3)(8)	46	40
2017-4, A13 144A 3.500%, 11/25/48(3)(8)	311	280
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2025-NQM2, A1 144A 5.567%, 9/25/65(3)(8)	$180	$179
2026-ACES1, A1 144A 4.894%, 4/25/66(3)(8)	346	339
MetLife Securitization Trust
2017-1A, M1 144A 3.324%, 4/25/55(3)(8)	241	214
2019-1A, A1A 144A 3.750%, 4/25/58(3)(8)	14	14
MFA Trust
2022-NQM2, A1 144A 5.000%, 5/25/67(3)(8)	298	287
2024-NQM2, A1 144A 5.272%, 8/25/69(3)(8)	169	168
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(8)	354	324
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(3)	445	424
New Residential Mortgage Loan Trust
2016-4A, A1 144A 3.750%, 11/25/56(3)(8)	14	13
2026-NQM3, A1 144A 4.833%, 2/25/66(3)(8)	255	250
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(8)	400	392
NYMT Loan Trust 2026-INV2, A1 144A 5.475%, 4/25/61(3)(8)	355	353
OBX Trust
2024-NQM16, A1 144A 5.530%, 10/25/64(3)(8)	246	246
2025-NQM4, A1 144A 5.400%, 2/25/55(3)(8)	251	250
2026-HYB1, A1A 144A 3.412%, 2/25/55(3)(8)	244	238
PMT Loan Trust
2025-INV3, A3 144A 5.500%, 3/25/56(3)(8)	275	271
2025-INV7, A7 144A 6.000%, 6/25/56(3)(8)	174	173
PRPM Trust 2026-R1, A-1 144A 5.000%, 1/25/68(3)(8)	262	257
	Par Value(1)	Value

Non-Agency—continued
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(3)(8)	$145	$124
2024-CES1, A1A 144A 6.025%, 2/25/44(3)(8)	108	109
2024-CES3, A1A 144A 6.591%, 5/25/44(3)(8)	159	160
2025-CES5, A1A 144A 5.687%, 5/25/55(3)(8)	157	157
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(3)(8)	400	400
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(3)	225	226
2024-CNTR, C 144A 6.471%, 11/13/41(3)	330	336
Sequoia Mortgage Trust 2013-8, B1 3.482%, 6/25/43(8)	37	36
Towd Point Mortgage Trust
2016-4, B1 144A 3.926%, 7/25/56(3)(8)	480	463
2017-1, M1 144A 3.750%, 10/25/56(3)(8)	305	300
2017-4, A2 144A 3.000%, 6/25/57(3)(8)	610	580
2018-6, A2 144A 3.750%, 3/25/58(3)(8)	480	435
2019-2, A2 144A 3.750%, 12/25/58(3)(8)	515	459
2019-4, A2 144A 3.250%, 10/25/59(3)(8)	445	399
2021-1, A2 144A 2.750%, 11/25/61(3)(8)	465	399
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	660	633
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(3)(8)	132	132
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	13	13
2022-1, A2 144A 6.850%, 8/25/57(3)(8)	158	158
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(8)	$97	$83
		18,308

Total Mortgage-Backed Securities (Identified Cost $34,839)		33,843

Asset-Backed Securities—5.0%
Automobiles—1.8%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	462	466
2025-1A, A2 144A 4.920%, 5/15/29(3)	161	161
Avis Budget Rental Car Funding LLC (AESOP) 2024-2A, D 144A 7.430%, 10/20/28(3)	336	339
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	380	377
Carvana Auto Receivables Trust 2023-N4, C 144A 6.590%, 2/11/30(3)	485	492
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	454	459
2026-3A, D 5.440%, 10/15/32	350	348
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(3)	117	117
Flagship Credit Auto Trust 2024-1, D 144A 6.300%, 4/15/30(3)	250	237
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(3)	230	230
2023-2A, D 144A 6.300%, 2/15/31(3)	450	452
	Par Value(1)	Value

Automobiles—continued
2023-4A, C 144A 6.760%, 3/15/29(3)	$412	$417
LAD Select Auto Receivables Trust 2026-A, E 144A 7.450%, 6/15/34(3)	345	345
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(3)	425	423
Lobel Automobile Receivables Trust 2026-1, B 144A 5.530%, 4/16/29(3)	370	370
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	410	410
SAFCO Auto Receivables Trust 2025-1A, C 144A 5.750%, 11/11/30(3)	390	386
U.S. Bank N.A. 2026-RVM1, C 144A 5.595%, 12/25/46(3)	236	232
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	300	304
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(3)	260	260
		6,825

Other—3.1%
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(3)	435	431
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	340	340
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	347	348
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(3)	204	203
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	$228	$222
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(3)	372	371
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	75	74
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(3)(8)	337	331
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(3)	300	297
Dext ABS LLC 2023-2, B 144A 6.410%, 5/15/34(3)	275	277
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(3)(8)	184	183
Jersey Mike’s Funding LLC 2026-1A, A2I 144A 4.952%, 2/15/56(3)	365	355
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(3)	225	221
Libra Solutions LLC
2024-1A, A 144A 5.880%, 9/30/38(3)	350	349
2025-1A, A 144A 6.355%, 8/15/39(3)	450	449
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(3)	375	373
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	365	365
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	11	12
NMEF Funding LLC 2026-A, C 144A 4.710%, 2/15/34(3)	370	364
	Par Value(1)	Value

Other—continued
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(3)	$365	$369
PRET LLC 2026-NPL5, A1 144A 5.710%, 4/25/56(3)(8)	268	267
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(3)(8)	251	250
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(3)	420	406
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(3)	349	348
Switch ABS Issuer LLC 2025-1A, A2 144A 5.036%, 3/25/55(3)	410	395
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	380	371
Tesla Sustainable Energy Business Trust 2026-1A, A 144A 5.310%, 5/20/52(3)	338	335
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(3)(8)	295	291
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	365	368
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(3)	364	363
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(3)	131	132
2025-ST5, A 144A 4.794%, 9/15/32(3)	147	147
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(3)	250	248
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	$323	$315
VCAT LLC
2026-NPL2, A1 144A 5.062%, 2/25/56(3)(8)	260	258
2026-NPL3, A1 144A 5.567%, 5/25/56(3)(8)	196	195
VFI ABS LLC 2025-1A, C 144A 5.600%, 4/24/31(3)	300	298
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(3)	144	146
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	543	519
		11,586

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(3)	190	191
Total Asset-Backed Securities (Identified Cost $18,669)		18,602

Corporate Bonds and Notes—13.3%
Communication Services—0.6%
Altice France S.A. 144A 6.500%, 10/15/31(3)	229	222
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	240	228
CMG Media Corp. 144A 8.875%, 6/18/29(3)	275	211
CSC Holdings LLC
144A 11.750%, 1/31/29(3)	70	38
144A 4.125%, 12/1/30(3)	180	95
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)(3)	11	11
144A 8.875%, 2/1/30(2)(3)	110	112
144A 8.875%, 2/1/30(2)(3)	25	26
	Par Value(1)	Value

Communication Services—continued
144A 9.250%, 6/1/32(2)(3)	$20	$21
Gray Media, Inc. 144A 9.625%, 7/15/32(3)	145	149
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	10	10
Meta Platforms, Inc. 5.750%, 11/15/65(2)	240	197
Pioneer Opco LLC 144A 7.000%, 5/15/33(2)(3)	30	31
Playtika Holding Corp. 144A 4.250%, 3/15/29(2)(3)	115	104
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(2)(3)	90	83
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	160	166
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	115	113
144A 6.875%, 3/15/34(2)(3)	90	88
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	10	10
Univision Communications, Inc. 144A 8.875%, 4/15/33(2)(3)	190	188
Verizon Communications, Inc. 6.200%, 5/14/56(2)	285	275
		2,378

Consumer Discretionary—0.6%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(2)(3)	55	56
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	25	25
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	215	205
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(2)	415	283
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	$137	$144
Forvia SE 144A 6.750%, 9/15/33(2)(3)	175	175
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(2)(3)	150	146
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(2)(3)	225	223
Newell Brands, Inc.
6.625%, 9/15/29(2)	205	209
144A 6.250%, 8/15/31(2)(3)	35	35
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	195	196
Risewell Homes, Inc.
144A 9.250%, 10/1/29(2)(3)	165	169
144A 8.500%, 11/1/30(2)(3)	20	20
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(3)(9)	63	—
Wayfair LLC
144A 6.750%, 11/15/32(2)(3)	65	67
144A 7.125%, 5/31/34(2)(3)	15	16
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	215	212
		2,181

Consumer Staples—0.3%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)(3)	175	169
144A 5.750%, 3/31/34(2)(3)	115	108
Chobani LLC 144A 6.375%, 4/15/34(3)	115	116
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	273	282
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)(3)	160	161
	Par Value(1)	Value

Consumer Staples—continued
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	$145	$146
		982

Energy—2.2%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	190	198
APA Corp. 6.750%, 2/15/55(2)	220	226
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	205	207
BP Capital Markets plc 4.875% (2)(10)	167	163
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)(3)	75	76
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	95	98
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	210	219
Constellation Oil Services Holding S.A. 144A 7.700%, 8/3/33(3)	58	58
Enbridge, Inc. 8.500%, 1/15/84(2)	260	293
Energy Transfer LP Series G 7.125% (2)(10)	170	174
Genesis Energy LP
8.875%, 4/15/30(2)	245	256
6.750%, 3/15/34(2)	35	35
Geopark Ltd. 144A 8.750%, 1/31/30(3)	67	69
Harbour Energy Finance 2 plc 144A 6.327%, 4/1/35(2)(3)	265	267
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(3)	275	288
HF Sinclair Corp. 6.250%, 1/15/35(2)	205	210
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)(3)	305	304
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)(3)	$276	$283
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(2)	239	271
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)(3)	95	97
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	200	205
Mesquite Energy, Inc. 144A 7.250%, 7/15/27(3)(9)	105	— (7)
Occidental Petroleum Corp. 6.200%, 3/15/40(2)	255	259
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	213	187
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(5)	730	331
RegS 12.750%, 2/17/22(4)(5)	290	151
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(5)	70	61
Petroleos Mexicanos
6.700%, 2/16/32	120	121
6.950%, 1/28/60	228	187
6.350%, 2/12/48	92	74
Petronas Capital Ltd. 144A 5.848%, 4/3/55(3)	154	151
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)(3)	120	124
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	410	362
SM Energy Co. 144A 6.625%, 4/15/34(2)(3)	35	35
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(2)(3)	65	65
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55(2)	285	299
	Par Value(1)	Value

Energy—continued
Sunoco LP
144A 5.625%, 3/15/31(2)(3)	$90	$89
144A 5.375%, 7/15/31(2)(3)	10	10
144A 5.875%, 3/15/34(2)(3)	60	59
144A 5.625%, 7/15/34(2)(3)	20	19
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	330	330
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	135	145
TransCanada PipeLines Ltd. 6.375%, 10/17/56(2)	25	25
Transocean International Ltd.
144A 8.250%, 5/15/29(2)(3)	50	52
144A 8.750%, 2/15/30(2)(3)	65	68
144A 8.500%, 5/15/31(2)(3)	160	168
Validus Energy II Midcon LLC 144A 8.000%, 8/1/31(2)(3)	10	10
Venture Global LNG, Inc.
144A 9.000%(2)(3)(10)	100	101
144A 9.875%, 2/1/32(2)(3)	205	219
Western Midstream Operating LP 5.250%, 2/1/50(2)	305	257
YPF S.A. 144A 9.500%, 1/17/31(3)	56	59
		8,015

Financials—5.3%
Acrisure LLC
144A 8.250%, 2/1/29(3)	130	119
144A 6.000%, 8/1/29(3)	210	178
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	154
6.500%, 1/31/56(2)	145	146
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	$165	$171
Allianz SE 144A 6.350%, 9/6/53(2)(3)	250	257
Ally Financial, Inc. 8.000%, 11/1/31(2)	210	231
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	195	119
Altice France Lux 3 144A 10.000%, 1/15/33(3)	40	39
American National Group, Inc. 7.000%, 12/1/55(2)	57	54
Apollo Debt Solutions BDC
6.900%, 4/13/29(2)	75	77
5.875%, 8/30/30(2)	85	84
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	265	252
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(3)	5	5
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)(3)	344	319
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(2)(3)	250	254
Athene Holding Ltd. 6.625%, 10/15/54(2)	53	49
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)(3)	300	291
Aviation Capital Group LLC 144A 4.875%, 1/28/33(2)(3)	195	187
Avilease Capital Ltd. 144A 5.500%, 6/30/31(3)	205	204
Avis Budget Car Rental LLC 144A 4.750%, 4/1/28(2)(3)	60	59
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)(3)	145	150
144A 6.250%, 2/15/34(2)(3)	55	54
	Par Value(1)	Value

Financials—continued
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	$70	$71
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	51	52
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(10)	44	46
Banco Mercantil del Norte S.A.
144A 5.875%(3)(10)	39	39
144A 6.625%(3)(10)	42	40
Bank of America Corp. 5.518%, 10/25/35(2)	310	306
Barclays plc 7.437%, 11/2/33(2)	234	257
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(3)	74	73
Blackstone Private Credit Fund 5.250%, 4/1/30(2)	220	213
Block, Inc.
6.500%, 5/15/32(2)	165	167
144A 6.000%, 8/15/33(2)(3)	50	50
Blue Owl Finance LLC 3.125%, 6/10/31(2)	250	220
Bond U.S. Bidco 1, Inc. 144A 7.125%, 6/15/33(2)(3)	90	91
BPCE S.A. 144A 7.003%, 10/19/34(2)(3)	250	266
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(3)	285	281
Capital One Financial Corp.
2.359%, 7/29/32(2)	190	163
6.377%, 6/8/34(2)	145	151
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	$155	$157
Charles Schwab Corp. (The) Series H 4.000% (10)	249	232
Cipher Compute LLC 144A 7.125%, 11/15/30(2)(3)	125	127
Citadel Finance LLC
144A 4.750%, 2/14/29(2)(3)	205	201
144A 5.150%, 2/14/31(2)(3)	95	92
Citigroup, Inc.
6.270%, 11/17/33(2)	84	88
6.174%, 5/25/34(2)	212	217
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	321	318
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(3)	185	158
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)(3)	85	87
Deutsche Bank AG 5.060%, 4/14/32(2)	260	256
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)(3)	225	216
Eldik Bank OAO 144A 8.500%, 4/23/31(3)	193	194
Endo Finance Holdings LP 144A 8.500%, 4/15/31(3)	185	195
ENEL Finance International N.V. 144A 7.500%, 10/14/32(3)	196	216
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	220	223
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	270	265
	Par Value(1)	Value

Financials—continued
Focus Financial Partners LLC 144A 7.250%, 9/15/31(2)(3)	$95	$96
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	65	64
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(3)	72	67
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(2)(3)	25	26
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	169	182
144A 7.950%, 10/15/54(2)(3)	85	85
Global Payments, Inc. 5.550%, 11/15/35(2)	225	215
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35(2)	80	79
6.450%, 5/1/36(2)	220	229
5.065%, 1/21/37(2)	9	9
Green Palm Bidco S.a.r.l. 144A 5.957%, 6/30/41(3)	147	144
Grifols S.A. 144A 4.750%, 10/15/28(3)	245	241
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	100	102
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	281	283
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	275	275
Icahn Enterprises LP 5.250%, 5/15/27(2)	40	40
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	267
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)(3)	$235	$232
INEOS Finance plc 144A 7.500%, 4/15/29(2)(3)	145	144
ION Platform Finance U.S., Inc. 144A 9.500%, 5/30/29(2)(3)	155	144
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	285	287
JPMorgan Chase & Co.
5.576%, 7/23/36(2)	235	234
1.953%, 2/4/32(2)	300	262
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	185	185
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)(3)	200	207
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(3)	30	29
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(2)(3)	45	43
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	265	266
Morgan Stanley
6.342%, 10/18/33(2)	202	212
5.948%, 1/19/38(2)	133	135
National Australia Bank Ltd. 144A 5.625%, 6/4/37(2)(3)	295	288
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(2)(3)	225	227
NatWest Group plc 6.475%, 6/1/34(2)	260	266
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	215	216
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	260	265
	Par Value(1)	Value

Financials—continued
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(2)(3)	$150	$150
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(2)(3)	40	42
OneMain Finance Corp.
6.125%, 5/15/30(2)	35	35
7.125%, 11/15/31(2)	210	213
6.750%, 9/15/33(2)	35	34
7.125%, 3/15/34(2)	50	50
Organon & Co.
144A 4.125%, 4/30/28(2)(3)	180	178
144A 5.125%, 4/30/31(2)(3)	35	35
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	250	261
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36(2)	195	195
5.423%, 1/25/41(2)	90	86
Prudential Financial, Inc.
5.125%, 3/1/52(2)	148	143
6.750%, 3/1/53	140	146
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	260	259
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)(3)	75	76
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	150	152
Seadrill Finance Ltd. 144A 6.750%, 7/15/34(2)(3)	30	29
Societe Generale S.A. 144A 6.066%, 1/19/35(3)	250	253
Sopaipilla Investor LLC 144A 7.534%, 11/30/48(2)(3)	183	187
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	160	157
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
State Street Corp.
6.123%, 11/21/34(2)	$90	$93
Series I 6.700%(2)(10)	—	205
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)(3)	300	293
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(3)	115	116
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)(3)	125	115
Synergy Infrastructure Holdings LLC
144A 7.875%, 12/1/30(2)(3)	30	31
144A 7.000%, 7/15/34(2)(3)	15	15
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)(3)	10	10
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	239	246
Transocean International Ltd. 144A 7.875%, 10/15/32(2)(3)	10	10
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(3)	90	100
UBS Group AG
144A 7.000%(2)(3)(10)	225	225
144A 4.988%, 8/5/33(2)(3)	114	112
Veon Midco B.V. 144A 6.950%, 6/1/31(3)	37	37
Wells Fargo & Co. 5.389%, 4/24/34(2)	310	310
		19,826

Health Care—0.8%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)(3)	300	288
	Par Value(1)	Value

Health Care—continued
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)(3)	$10	$10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	95	98
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)(3)	10	10
Centene Corp. 3.375%, 2/15/30(2)	210	195
CVS Health Corp. 6.750%, 12/10/54(2)	222	228
Dentsply Sirona, Inc. 3.250%, 6/1/30(2)	308	285
Genmab A/S
144A 6.250%, 12/15/32(3)	10	10
144A 7.250%, 12/15/33(3)	15	16
HCA, Inc. 5.500%, 6/1/33(2)	239	240
LifePoint Health, Inc.
144A 5.375%, 1/15/29(3)	180	174
144A 9.875%, 8/15/30(2)(3)	145	152
144A 10.000%, 6/1/32(3)	110	107
Medline Borrower LP 144A 5.250%, 10/1/29(2)(3)	300	298
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	20	20
Organon & Co. 144A 7.875%, 5/15/34(2)(3)	30	32
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(3)	170	176
Smith & Nephew plc 5.400%, 3/20/34(2)	260	258
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(3)	35	35
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
U.S. Acute Care Solutions LLC 144A 9.750%, 5/15/29(2)(3)	$60	$59
Universal Health Services, Inc. 6.000%, 9/1/36(2)	325	323
		3,014

Industrials—1.4%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(3)	120	116
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)(3)	342	342
APi Group DE, Inc. 144A 5.750%, 6/1/34(2)(3)	65	64
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(3)	240	238
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)(3)	5	5
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	285	288
Clarios Global LP
144A 6.750%, 2/15/30(2)(3)	10	10
144A 6.750%, 9/15/32(3)	50	51
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	278	249
Esab Corp. 144A 5.625%, 4/1/31(2)(3)	25	25
Flowserve Corp. 5.700%, 5/15/36(2)	70	69
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(2)(3)	170	174
Garda World Security Corp. 144A 8.375%, 11/15/32(3)	190	194
	Par Value(1)	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	$215	$226
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)(3)	115	119
Granite Construction, Inc. 144A 6.375%, 6/15/34(2)(3)	5	5
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)(3)	60	62
144A 6.000%, 3/15/34(2)(3)	15	15
Icahn Enterprises LP 144A 10.000%, 11/15/29(2)(3)	220	213
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	300	189
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	250	250
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)(3)	270	276
144A 10.375%, 5/15/31(2)(3)	20	21
QXO Building Products, Inc. 144A 6.875%, 7/15/34(2)(3)	69	70
Rio Grande LNG LLC 144A 5.750%, 6/30/36(2)(3)	295	287
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)(3)	125	121
Stanley Black & Decker, Inc. 6.707%, 3/15/60(2)	210	211
TransDigm, Inc.
144A 6.625%, 3/1/32(2)(3)	290	296
144A 6.125%, 7/31/34(2)(3)	30	30
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
United Airlines Holdings, Inc.
4.875%, 3/1/29(2)	$115	$113
5.375%, 3/1/31(2)	10	10
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(2)	263	268
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	420	429
VoltaGrid LLC 144A 7.375%, 11/1/30(2)(3)	140	141
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(3)	55	56
		5,233

Information Technology—0.5%
Cloud Software Group LLC 144A 9.000%, 9/30/29(3)	265	266
CoreWeave, Inc. 144A 9.625%, 7/15/32(2)(3)	45	40
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)(3)	135	134
Gartner, Inc. 144A 3.750%, 10/1/30(2)(3)	235	216
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(3)(9)	100	91
HUT 8 DC LLC 144A 6.192%, 11/15/42(2)(3)	175	170
QTS Fayetteville I Dc1-2 LLC 144A 5.700%, 4/15/36(2)(3)	235	212
Skyworks Solutions, Inc. 6.250%, 8/10/36(2)	215	211
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(2)(3)	295	293
	Par Value(1)	Value

Information Technology—continued
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(2)(3)	$80	$78
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	125	130
		1,841

Materials—0.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)	565	1
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	415	404
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	185	188
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)(3)	190	194
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	233	236
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	79	79
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	240	240
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	230	231
OCP S.A. 144A 6.700%, 3/1/36(3)	138	141
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(3)(11)	77	77
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)(3)	10	10
Trekor Metals Ltd. 144A 8.250%, 5/1/30(2)(3)	100	104
Westlake Corp. 5.550%, 11/15/35(2)	225	219
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	$319	$303
WS Escrow LLC 144A 7.750%, 6/1/33(2)(3)	15	16
		2,443

Real Estate—0.1%
Forestar Group, Inc. 144A 6.500%, 3/15/33(2)(3)	145	146
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)(3)	180	182
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)(3)	125	125
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(5)	74	76
		529

Utilities—0.8%
AES Corp. (The) 7.600%, 1/15/55(2)	175	179
Alpha Generation LLC 144A 6.250%, 1/15/34(2)(3)	70	69
Beacon Point DC LLC 144A 6.129%, 11/30/42(2)(3)	225	213
CMS Energy Corp. 4.750%, 6/1/50(2)	366	355
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	52	56
Dominion Energy, Inc.
6.200%, 2/15/56(2)	145	142
Series B 7.000%, 6/1/54(2)	130	135
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	206	213
Entergy Corp. 7.125%, 12/1/54(2)	290	298
Ferrellgas LP 144A 5.875%, 4/1/29(2)(3)	275	272
	Par Value(1)	Value

Utilities—continued
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	$55	$57
144A 8.375%, 2/15/32(2)(3)	240	252
NRG Energy, Inc.
144A 7.000%, 3/15/33(2)(3)	223	237
144A 6.125%, 5/15/36(2)(3)	65	64
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)(3)	85	82
Vistra Corp. 144A 8.000% (2)(3)(10)	—	190
		2,814

Total Corporate Bonds and Notes (Identified Cost $50,015)		49,256

Leveraged Loans—3.5%
Aerospace—0.2%
American Airlines, Inc. Tranche B (6 month Term SOFR + 2.250%) 5.935%, 2/15/28(8)	100	100
As Mileage Plan Ip Ltd. 2026 (3 month Term SOFR + 2.000%) 5.729%, 5/12/33(8)	70	70
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.250%) 5.936%-6.073%, 7/1/31(8)	35	35
Karman Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 6.061%, 4/1/32(8)	25	25
Pac Dac LLC (1 month Term SOFR + 3.250%) 6.936%, 10/28/30(8)	104	104
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Aerospace—continued
Rand Parent LLC 2026, Tranche B (1 month Term SOFR + 3.000%) 6.732%, 3/18/30(8)	$346	$347
TransDigm, Inc. Tranche N (1 month Term SOFR + 2.500%) 6.186%, 2/13/33(8)	30	30
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.475%, 4/1/31(8)	50	50
		761

Chemicals—0.1%
Bond German BidCo 2 GmbH Tranche B (1 month Term SOFR + 3.500%) 7.244%, 6/29/33(8)	54	54
Ineos Finance plc
2030 (1 month Term SOFR + 3.250%) 6.936%, 2/19/30(8)	158	149
2032 (1 month Term SOFR + 5.000%) 8.686%, 6/25/32(8)	140	130
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.186%, 12/31/29(8)	99	99
Starfruit Finco B.V. 2026, Tranche B (1-3 month Term SOFR + 3.500%) 7.144%-7.229%, 7/8/31(8)	138	138
		570

Consumer Durables—0.1%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.186%, 6/3/33(8)	65	65
	Par Value(1)	Value

Consumer Durables—continued
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.936%, 10/19/29(8)	$113	$113
Tranche D (1 month Term SOFR + 3.500%) 7.186%, 2/10/33(8)	60	60
		238

Consumer Non-Durables—0.0%
AI Aqua Merger Sub, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.206%, 7/4/33(8)	75	75
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.740%, 5/21/31(8)	88	89
		164

Energy—0.2%
ACI Rover Parent LLC (3 month Term SOFR + 2.250%) 5.982%, 6/9/33(8)	25	25
Blackfin Pipeline LLC (1 month Term SOFR + 2.500%) 6.188%, 9/29/32(8)	139	140
Colossus Acquireco LLC (3 month Term SOFR + 1.750%) 5.423%, 2/1/33(8)	145	144
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.979%, 2/11/33(8)	115	115
M6 ETX Holdings II Midco LLC Tranche B (3 month + 1.500%) 8.250%, 4/1/32	90	90
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(8)	$70	$70
		584

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.686%, 11/6/30(8)	113	95
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 6.186%, 9/19/31(8)	20	20
AmWINS Group, Inc. 2026, Tranche B (1 month Term SOFR + 2.000%) 5.678%, 1/30/32(8)(12)	70	69
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 3.000%) 6.732%-6.833%, 2/15/31(8)	70	69
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.186%, 6/13/31(8)	124	123
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.186%, 9/15/31(8)	129	127
	Par Value(1)	Value

Financials—continued
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.159%, 3/18/30(8)	$70	$70
		573

Food / Tobacco—0.1%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.686%, 12/23/30(8)	148	149
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.064%, 8/2/28(4)	82	3
(1 month Term SOFR + 9.600%) 0.000%, 6/1/27(4)(9)	43	5
(3 month Term SOFR + 4.900%) 7.253%, 8/2/28(4)	189	2
(3 month Term SOFR + 8.150%) 11.814%, 8/2/28(4)	36	17
Pegasus Bidco B.V. (3 month Term SOFR + 2.500%) 6.241%, 7/12/32(8)	65	65
Red SPV LLC (1 month Term SOFR + 2.250%) 5.938%, 3/15/32(8)	124	123
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 2.500%) 6.323%, 10/29/32(8)	35	35
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Treehouse Foods, Inc. (1 month Term SOFR + 3.750%) 7.436%, 2/11/33(8)	$80	$80
		479

Food and Drug—0.0%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.697%, 1/27/32(8)	79	79
Vital Bidco AB Tranche B 0.010%, 7/22/33(8)(12)	60	60
		139

Forest Prod / Containers—0.0%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.861%, 4/13/29(8)	90	90
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.936%, 1/26/33(8)	15	15
		105

Gaming / Leisure—0.2%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.573%, 3/29/32(8)	110	111
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.686%, 8/30/30(8)	181	181
Gaia Purchaser, Inc. Tranche B 4.000%, 6/25/33(8)(12)	50	50
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.232%, 11/12/29(8)	86	69
	Par Value(1)	Value

Gaming / Leisure—continued
Oak-Eagle Acquireco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.251%, 8/4/33(8)	$70	$71
Pioneer Opco LLC Tranche B (1 month Term SOFR + 3.250%) 6.936%, 5/16/33(8)	35	35
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.551%, 3/13/28(8)	75	73
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.982%, 12/30/32(8)	75	75
		665

Health Care—0.5%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.752%, 5/1/30	58	56
Amneal Pharmaceuticals LLC (1 month Term SOFR + 2.500%) 6.186%, 8/2/32(8)	45	45
Argent Finco LLC Tranche B (3 month Term SOFR + 2.500%) 6.232%, 11/12/32(8)	30	30
AthenaHealth Group, Inc. (1 month Term SOFR + 3.250%) 6.936%, 2/17/32(8)	25	25
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.436%, 1/15/31(8)	117	118
Catalent, Inc. (3 month Term SOFR + 3.000%) 6.640%, 8/12/33(8)	70	70
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 3.000%) 6.686%-6.823%, 9/29/31(8)	$30	$30
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.073%, 11/8/32(8)	120	120
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.456%, 5/1/31(8)	67	64
Financiere Mendel (3 month Term SOFR + 2.750%) 6.488%, 11/8/30(8)	34	35
Gainwell Acquisition Corp. 2026 (3 month Term SOFR + 4.500%) 8.223%, 8/19/31(8)	83	83
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(8)	24	24
Global Medical Response, Inc. (1 month Term SOFR + 3.250%) 6.909%, 10/1/32(8)	101	101
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(8)	130	130
Heartland Dental LLC 2025 (1 month Term SOFR + 3.500%) 7.186%, 8/25/32(8)	20	20
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(8)	90	89
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.503%, 5/16/31(8)	123	117
	Par Value(1)	Value

Health Care—continued
Tranche B-2 (3 month Term SOFR + 3.500%) 7.250%, 5/16/31(8)	$29	$28
Lumexa Imaging, Inc. (3 month Term SOFR + 2.500%) 6.232%, 12/17/32(8)	55	55
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(8)	25	25
Medrisk, Inc. (1 month Term SOFR + 3.250%) 6.936%, 6/16/33(8)	45	45
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.732%, 12/2/30(8)	9	8
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.186%, 12/12/31(8)	40	40
Phoenix Guarantor, Inc. Tranche B-6 (1 month Term SOFR + 2.000%) 5.686%, 2/21/31(8)	70	70
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.573%, 11/3/31(8)	37	37
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.232%, 6/30/32(8)	74	74
Southern Veterinary Partners LLC 2025 (1 month Term SOFR + 2.500%) 6.188%, 12/4/31(8)	59	60
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.732%, 9/27/30(8)	61	61
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.241%, 11/20/29(8)	$226	$209
		1,869

Housing—0.1%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.436%, 9/8/32(8)	82	82
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.482%, 9/24/32(8)	70	70
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.732%, 1/17/32(8)	111	111
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.538%, 6/6/31(8)	84	65
Qxo Building Products, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.686%, 7/1/33(8)	50	50
		378

Information Technology—0.5%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.232%, 2/23/32(8)	20	20
Tranche B-1 (3 month Term SOFR + 2.250%) 5.982%, 2/24/31(8)	128	126
Belden, Inc. (1 month Term SOFR + 2.250%) 5.936%, 7/1/33(8)	25	25
	Par Value(1)	Value

Information Technology—continued
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.921%, 7/6/29(8)	$145	$71
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.982%, 3/21/31(8)	113	108
Composecure Holdings LLC (3 month Term SOFR + 2.250%) 5.918%, 1/14/33(8)	50	50
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.494%, 9/29/28(8)	173	166
Coreweave Financing DDTL V LLC (1 month Term SOFR + 4.500%) 8.150%, 11/15/31(8)	65	66
Delta TopCo, Inc. (3 month Term SOFR + 2.750%) 6.402%, 11/30/29(8)	75	73
Esco Technologies, Inc. Tranche B, First Lien 0.010%, 5/27/33(8)(12)	20	20
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 7.746%, 9/15/32(8)	75	72
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.186%, 1/30/32(8)	109	106
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.482%, 10/7/32(8)	110	84
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.573%, 12/5/31(8)	79	78
Lambda, Inc. Tranche B 0.010%, 12/31/30(8)(12)	75	75
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.551%, 3/10/28(8)	$70	$70
Proofpoint, Inc. 2026 (3 month Term SOFR + 4.500%) 8.249%, 8/30/30(8)	172	170
QTS Thunder Managing LLC (3 month Term SOFR + 2.250%) 6.025%, 7/22/33(8)	65	65
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.994%, 4/24/28(8)	75	73
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.436%, 11/28/28(8)	116	115
Shift4 Payments LLC (3 month Term SOFR + 2.000%) 5.732%, 7/3/32(8)	70	70
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.073%, 2/10/31(8)	114	110
		1,813

Manufacturing—0.2%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.596%, 6/23/30(8)	162	163
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.232%, 2/3/33(8)	48	49
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.936%, 9/30/31(8)	34	34
	Par Value(1)	Value

Manufacturing—continued
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.073%, 11/4/31(8)	$94	$94
Gloves Buyer, Inc. (1 month Term SOFR + 3.750%) 7.409%, 5/21/32(8)	95	95
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 2.500%) 6.243%, 12/2/31(8)	116	116
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.232%, 2/28/33(8)	70	70
Skyshield U.S. Bidco Ltd. Tranche B (6 month Term SOFR + 2.500%) 6.370%, 6/30/33(8)	20	20
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.704%, 4/30/30(8)	114	114
		755

Media / Telecom - Broadcasting—0.2%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.332%, 6/18/29(8)	129	122
DirectV Financing LLC 2026, Tranche B (3 month Term SOFR + 4.500%) 8.323%, 8/2/29(8)	161	162
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.186%, 6/3/33(8)	40	39
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Broadcasting—continued
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 6.820%, 12/1/28(8)	$87	$87
Sinclair Television Group, Inc. Tranche B-7 (3 month Term SOFR + 4.250%) 7.982%, 12/31/30(8)	85	76
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.301%, 1/31/29(8)	127	127
		613

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.936%, 9/18/30(8)	96	78
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.994%, 11/12/27(8)	297	195
		273

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.823%, 10/30/30(8)	98	98
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.500%) 6.186%, 8/6/31(8)	71	72
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.863%, 2/3/33(8)	$150	$149
		319

Media / Telecom - Telecommunications—0.0%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.866%, 5/1/28(8)	186	186
Media / Telecom - Wireless Communications—0.0%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.273%, 3/2/29(8)	156	156
Metals / Minerals—0.0%
Worthington Steel, Inc. (1 month Term SOFR + 4.000%) 7.686%, 6/1/33(8)	68	68
Retail—0.1%
Carvana Co. Tranche B 6.000%, 8/15/33(8)(12)	85	85
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.936%, 6/11/31(8)	75	75
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.982%, 2/3/31(8)	60	60
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Retail—continued
Restoration Hardware, Inc. (1 month Term SOFR + 2.614%) 6.301%, 10/20/28(8)	$45	$44
		264

Service—0.4%
Adi Global Distribution Funding LLC (1 month Term SOFR + 2.750%) 6.436%, 7/1/33(8)	10	10
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.686%, 8/12/32(8)	84	85
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.936%, 8/20/32(8)	129	129
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.685%, 12/11/28(8)	93	93
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.936%, 5/31/28(8)	93	93
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.000%) 6.686%, 7/9/32(8)	128	128
EnergySolutions LLC Tranche B 0.010%, 7/23/33(8)(12)	50	51
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.823%, 2/9/33(8)	80	80
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 6.017%, 1/9/32(8)	74	74
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.513%, 2/1/29(8)	126	126
	Par Value(1)	Value

Service—continued
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.156%, 3/3/32(8)	$40	$40
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.482%, 6/12/30(8)	92	84
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(8)	223	205
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.417%, 12/31/32(8)	74	74
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 7.786%, 11/2/27(8)	115	107
Vantor Holdings, Inc. (3 month Term SOFR + 4.250%) 7.868%, 3/3/33(8)	90	90
		1,469

Transportation - Automotive—0.1%
Mavis Tire Express Services Topco Corp. (3 month Term SOFR + 3.250%) 3.250%, 5/6/33(8)	115	115
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.186%, 1/30/31(8)	150	150
		265

Utilities—0.1%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.901%, 12/17/32(8)	77	77
Birdsboro Power LLC Tranche B (3 month Term SOFR + 3.750%) 7.500%, 6/24/33(8)	50	50
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Pathfinder Power LLC Tranche B 0.010%, 6/22/33(8)(12)	$80	$80
Potomac Energy Center LLC (3 month Term SOFR + 2.750%) 6.573%, 8/5/32(8)	124	125
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.706%, 1/27/31(8)	113	113
		445

Total Leveraged Loans (Identified Cost $13,705)		13,151

	Shares
Preferred Stocks—0.2%
Financials—0.2%
American Express Co. Series E, 6.450%(2)	275 (13)	277
Capital Farm Credit ACA Series 1 144A, 8.393%(2)(3)	310 (13)	304
		581

Total Preferred Stocks (Identified Cost $586)		581

Common Stocks—102.8%
Communication Services—0.6%
Altice Luxembourg S.A.(14)	167	2
Atento Luxco 1 S.A.(14)	4,451	83
Infrastrutture Wireless Italiane SpA 144A(2)(3)	278,058	1,998
		2,083

Consumer Discretionary—0.0%
MYT Holding LLC Class B(9)(14)	22,362	6
NMG Parent LLC Escrow(9)(14)	368	—
	Shares	Value

Consumer Discretionary—continued
West Marine(9)(14)	475	$—
		6

Energy—16.5%
Cheniere Energy, Inc.(2)	25,871	7,546
DT Midstream, Inc.(2)	21,782	2,854
Enbridge, Inc.(2)	119,024	6,019
Keyera Corp.(2)	171,562	7,441
ONEOK, Inc.(2)	45,864	4,404
Targa Resources Corp.(2)	36,067	10,591
TC Energy Corp.(2)	133,298	8,335
Williams Cos., Inc. (The)(2)	184,920	13,878
		61,068

Health Care—0.0%
Endo GUC Trust Class A Escrow(9)(14)	7,168	—
Lannett Co., Inc.(9)(14)	3,742	6
Modivcare(14)	1,781	9
		15

Industrials—34.1%
Aena SME S.A. 144A(2)(3)	822,124	25,229
Canadian Pacific Kansas City Ltd.	145,701	13,497
Central Japan Railway Co.	150,800	3,753
CSX Corp.	280,573	14,172
Ferrovial N.V.	61,039	3,573
Flughafen Zurich AG Registered Shares(2)	35,859	9,262
GEK TERNA S.A.	130,077	7,047
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B	283,800	3,518
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	87,285	1,803
Norfolk Southern Corp.(2)	12,698	4,353
Sacyr S.A.(2)	716,762	3,528
Transurban Group	893,938	9,161
Union Pacific Corp.	74,057	22,267
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Shares	Value

Industrials—continued
Vinci S.A.	39,571	$5,201
		126,364

Materials—0.0%
Klockner Pentaplast(9)(14)	17,712	29
Real Estate—4.2%
American Tower Corp.(2)	50,138	8,809
Crown Castle, Inc.(2)	85,478	6,508
		15,317

Utilities—47.4%
Alliant Energy Corp.	51,560	3,505
CenterPoint Energy, Inc.(2)	125,062	4,952
Constellation Energy Corp.(2)	10,964	3,012
DTE Energy Co.(2)	32,859	4,457
Duke Energy Corp.(2)	44,089	5,287
E.ON SE(2)	227,992	4,714
EDP S.A.(2)	946,895	5,145
Entergy Corp.(2)	91,926	9,773
Evergy, Inc.(2)	87,005	7,049
Guangdong Investment Ltd. (Hong Kong)	3,918,000	4,424
Iberdrola S.A.	246,571	5,751
Kansai Electric Power Co., Inc. (The)	284,700	5,009
National Grid plc	440,529	6,984
NextEra Energy, Inc.(2)	228,813	18,840
NiSource, Inc.(2)	171,350	7,012
OGE Energy Corp.(2)	132,538	6,048
Pennon Group plc	754,204	4,895
PG&E Corp.(2)	560,650	7,440
PPL Corp.(2)	159,451	5,442
Sempra (2)	124,447	10,167
Severn Trent plc	94,864	4,044
Southern Co. (The)(2)	135,262	11,903
Southwest Gas Holdings, Inc.(2)	21,700	1,917
Spire, Inc.(2)	43,435	3,555
SSE plc	121,319	4,026
United Utilities Group plc	303,501	5,885
	Shares	Value

Utilities—continued
Veolia Environnement S.A.(2)	100,315	$3,798
Xcel Energy, Inc.(2)	139,562	10,563
		175,597

Total Common Stocks (Identified Cost $331,035)		380,479

Exchange-Traded Fund—0.4%
State Street SPDR Bloomberg High Yield Bond ETF(15)	15,383	1,478
Total Exchange-Traded Fund (Identified Cost $1,478)		1,478

Total Long-Term Investments—141.3% (Identified Cost $476,409)		523,256

TOTAL INVESTMENTS—141.3% (Identified Cost $476,409)		$523,256
Other assets and liabilities, net—(41.3)%		(153,013)
NET ASSETS—100.0%		$370,243

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $283,205.
(3)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At August 31, 2026, these
securities amounted to a value of $103,225 or
27.9% of net assets.

(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2026.
(7)	Amount is less than $500 (not in thousands).
(8)
Variable rate security. Rate disclosed is as of
August 31, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	No contractual maturity date.
(11)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(12)	This loan will settle after August 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
HUF	Hungarian Forint
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	62%
Canada	7
Spain	7
United Kingdom	5
France	2
Australia	2
Switzerland	2
Other	13
Total	100%
†% of total investments as of August 31, 2026.
As of August 31, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Financing DDTL V LLC, 11/15/31	$85	$86	$86	$(1)
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$2,830	$—	$2,830	$—
Foreign Government Securities	23,036	—	23,036	—
Mortgage-Backed Securities	33,843	—	33,843	—
Asset-Backed Securities	18,602	—	18,602	—
Corporate Bonds and Notes	49,256	—	49,165	91
Leveraged Loans	13,151	—	13,146	5
Equity Securities:
Preferred Stocks	581	—	581	—
Common Stocks	380,479	380,344	94	41 (1)
Exchange-Traded Fund	1,478	1,478	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	(1)	—	(1)	—
Total Investments	$523,255	$381,822	$141,296	$137

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $91 was transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $131 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2026.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
Note 1. Security Valuation
The Fund’s Board of Directors has designated Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.